Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2020	December 31, 2021

Accrued payroll expenses	339,004	604,761
Accrued interest expense	173,576	282,724
Accrued general and administrative expenses	187,311	119,750
Accrued commissions	76,130	239,313
Other accrued expenses	524,399	456,377
Total	1,300,420	1,702,925